Leases	12 Months Ended
Dec. 31, 2020
Leases
Leases

Note 11. Leases

The Company leases office space in Bridgewater, New Jersey for its principal offices under two non-cancelable leases that expire in July 2022 and November 2023 , in addition to office and warehouse space in various domestic and international locations. The Company also leases certain vehicles under operating leases. As of December 31, 2020, the Company’s operating leases had remaining lease terms ranging from 0.99 years to 3.00 years.

We assess whether an arrangement is a lease or contains a lease at inception. For arrangements considered leases or that contain a lease that is accounted for separately, we determine the classification and initial measurement of the right-of-

use asset and lease liability at the lease commencement date, which is the date that the underlying asset becomes available for use. The Company has elected to account for non-lease components associated with our leases and lease components as a single lease component.

The Company recognizes a right-of use asset, which represents the Company’s right to use the underlying asset for the lease term, and a lease liability, which represents the present value of the Company’s obligation to make payments arising over the lease term. The present value of the lease payments are calculated using either the implicit interest rate in the lease or an incremental borrowing rate.

Our lease assets and liabilities were classified as follows on our Condensed Consolidated Balance Sheet at December 31, 2020 (in thousands):

Leases	Classification	Balance at December 31, 2020	Balance at December 31, 2019
Assets
Operating	Operating Lease Assets	$1,953	$3,916
Finance	Property, plant and equipment, net	22	47
Total leased assets		$1,975	$3,963

Liabilities
Current
Operating	Current portion of lease liability	$1,199	$1,803
Finance	Current portion of obligations under finance leases	20	26

Non-current
Operating	Long-term portion of lease liability	871	2,293
Finance	Long-term portion of obligations under finance leases	—	20
Total lease liabilities		$2,090	$4,142

The Company recognizes lease expense on a straight-line basis over the lease term. The components of lease cost are as follows (in thousands):

Lease Cost	Classification	Year Ended December 31, 2020	Year Ended December 31, 2019
Operating lease cost	SG&A expenses	$1,471	$1,891
	R&D expenses	104	139
	Cost of goods sold	55	—

Finance lease cost
Amortization of leased assets	Depreciation and amortization	26	26
Interest on lease liabilities	Interest expense	1	1
Total lease cost		$1,657	$2,057

The table below shows the future minimum rental payments, exclusive of taxes, insurance and other costs, under the leases as follows (in thousands):

Years ending December 31	Operating Leases
2021	$1,288
2022	647
2023	261
Total lease payments	2,196
Less: interest	126
Present value of lease payments	$2,070

The Company has future minimum lease payments required under the finance leases of less than $0.1 million less interest expense of less than $0.1 million for total present value lease payments of less than $0.1 million for the years ended December 31, 2021 through December 31, 2022.

The weighted-average remaining lease term and the weighted-average discount rate of our leases were as follows (in thousands):

Lease Term and Discount Rate	December 31, 2020	December 31, 2019
Weighted average remaining lease term (years)
Operating leases	1.96	2.55
Finance leases	1.07	1.27

Weighted average discount rate
Operating leases	5.37%	5.01%
Finance leases	1.67%	1.57%

Other Information	December 31, 2020	December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$(1,630)	$(2,030)
Operating cash flows for finance leases	(1)	(1)
Financing cash flows for finance leases	(26)	(26)

For the years ended December 31, 2020 and 2019, the Company recorded $0.2 million and $1.4 million, respectively, of leased assets obtained in exchange for new operating lease liabilities and $0.0 million and less than $0.1 million, respectively, of leased assets obtained in exchange for new finance lease liabilities. During the years ended December 31, 2020 and 2019, the Company disposed of $0.6 million and $0.4 million, respectively, of leased assets.